Financial Risk Management - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount accrued for estimated losses	¥ 0
Undiscounted maximum amount of payment for guarantee obligations	127,348	¥ 92,373
Guarantee of employee loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted maximum amount of payment for guarantee obligations	¥ 4,286	¥ 5,034
Consumer finance receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	80.00%	80.00%
Dealer finance receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral values in excess for percentage of carrying amounts	100.00%	100.00%
Percentage of appreciation of the Japanese yen against the U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis, percentage	1.00%	1.00%